Claims Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Claims payable begging balance	$ 3,890	$ 0
Claims expense	216,791	24,146
Claims paid	(196,053)	(21,137)
Adjustment, net	0	881
Claims payable ending balance	$ 24,628	$ 3,890